SHARE CAPITAL - Additional Information (Details) $ / shares in Units, EquityInstruments in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 14, 2021 USD ($) shares	Jan. 14, 2021 $ / shares	Sep. 30, 2021 shares	Dec. 31, 2022 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2021 USD ($) shares	Oct. 04, 2021 EquityInstruments	Mar. 23, 2021 EquityInstruments	Feb. 26, 2021 EquityInstruments
SHARE CAPITAL
Number of shares repurchased and cancelled				5,000
Number of shares repurchased					586,000
Shares issued due to net settlement					926,000
Number of warrants forfeited			57,000		(57,000)
Shares issued in connection with option				33,000
Number of shares issued on exercise of warrants					7,203,000
Exercise of warrants, number					7,555,000
Equity offering, shares	4,600,000
Shares issue price | $ / shares		$ 26.89
Total gross proceeds from equity offering | $	$ 123,714
Share issuance cost | $	$ 5,672
Exercise of options, shares				(33,000)	37,000
Value of shares in ESCROW | $					$ 2,000
Shares exercised through cashless conversion feature					355,000
Number of shares issued to related party				76,000
Number of shares repurchased				82,000	82,000
PA natural acquisition
SHARE CAPITAL
Share issuance for earn-out consideration				1,029,000
Share issuance - business combinations, shares					814,000
Number of shares issued | EquityInstruments						814
Oasis
SHARE CAPITAL
Share issuance - business combinations, shares					4,570,000
Number of shares issued | EquityInstruments							4,570
GSD
SHARE CAPITAL
Share issuance - business combinations, shares					1,511,000
Liberty
SHARE CAPITAL
Share issuance - business combinations, shares					12,747,000
Number of shares issued | EquityInstruments								12,671
Subordinate Voting Shares
SHARE CAPITAL
Exercise of rights, shares					135,000
Number of rights converted					1,385,000
Number of securities into which each right may be redeemed					0.1
Exchangeable Shares
SHARE CAPITAL
Conversion of exchangeable shares, shares				71,000	9,012,000
Exchangeable Shares | PA natural acquisition
SHARE CAPITAL
Number of shares issued | EquityInstruments						814
Exchangeable Shares | Cultivauna, LLC
SHARE CAPITAL
Number of shares issued | EquityInstruments				329
Exchangeable Shares | Herbal Remedies business combination
SHARE CAPITAL
Number of shares issued | EquityInstruments				353
Exchangeable Shares | Oasis
SHARE CAPITAL
Conversion of exchangeable shares, shares				1,027,000
Equity shares related to purchase consideration				1,027,000
Number of shares issued | EquityInstruments							4,570
Exchangeable Shares | CannTech PA, LLC
SHARE CAPITAL
Conversion of exchangeable shares, shares				908,000
Equity shares related to purchase consideration				908,000
Exchangeable Shares | Liberty
SHARE CAPITAL
Number of shares issued | EquityInstruments								248
RSU
SHARE CAPITAL
Vested RSU | EquityInstruments				2,135
Shares issued due to net settlement				1,459,000
Number of warrants forfeited				78,000
Number of shares issued on exercise of warrants					1,916,000
Warrants
SHARE CAPITAL
Exercise price of warrants | $ / shares				$ 9.07
Fair value of warrants | $				$ 0	$ 16,400
Average remaining life of warrants				1 year 4 months 24 days	2 years 4 months 24 days